UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    June 30, 2015

Date of reporting period:    September 30, 2015

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 99.1%
Commercial Services - 2.4%
16,800	Equifax, Inc.	1,632,624
7,400	Nielsen Holdings, PLC	329,078
23,200	Robert Half International, Inc.	1,186,912

		3,148,614

Communications - 2.9%
11,500	SBA Communications Corp. *	1,204,510
59,900	Verizon Communications, Inc.	2,606,249

		3,810,759

Consumer Durables - 1.6%
10,600	Polaris Industries, Inc.	1,270,622
5,500	Whirlpool Corp.	809,930

		2,080,552

Consumer Non-Durables - 6.3%
14,500	Estee Lauder Cos., Inc. -Class A	1,169,860
19,800	NIKE, Inc.	2,434,806
31,700	PepsiCo, Inc.	2,989,310
24,800	Procter & Gamble Co.	1,784,112

		8,378,088

Consumer Services - 8.6%
1,050	Chipotle Mexican Grill, Inc. *	756,262
30,900	H&R Block, Inc.	1,118,580
53,000	Starbucks Corp.	3,012,520
19,075	Time Warner, Inc.	1,311,406
53,700	Visa, Inc.	3,740,742
14,600	Walt Disney Co.	1,492,120

		11,431,630

Electronic Technology - 10.6%
63,975	Apple, Inc.	7,056,442
91,900	Applied Materials, Inc.	1,350,011
19,600	Avago Technologies, Ltd.	2,450,196
57,500	Ciena Corp. *	1,191,400
37,900	Intel Corp.	1,142,306
11,800	Skyworks Solutions, Inc.	993,678

		14,184,033

Energy Minerals - 1.7%
16,500	Continental Resources, Inc. *	478,005
5,400	EOG Resources, Inc.	393,120
12,000	Gulfport Energy Corp. *	356,160
22,860	Marathon Petroleum Corp.	1,059,104

		2,286,389

Quantity	Name of Issuer	Fair Value ($)

Finance - 2.6%
7,600	Ameriprise Financial, Inc.	829,388
6,700	Goldman Sachs Group, Inc.	1,164,192
25,300	JPMorgan Chase & Co.	1,542,541

		3,536,121

Health Services - 4.2%
15,100	Express Scripts Holding Co. *	1,222,496
5,300	Humana, Inc.	948,700
9,600	McKesson Corp.	1,776,288
14,000	UnitedHealth Group, Inc.	1,624,140

		5,571,624

Health Technology - 15.9%
25,900	AbbVie, Inc.	1,409,219
5,800	Alexion Pharmaceuticals, Inc. *	907,062
9,600	Allergan, PLC *	2,609,376
2,300	Biogen, Inc. *	671,163
17,750	Celgene Corp. *	1,920,018
35,500	Gilead Sciences, Inc.	3,485,745
9,100	Incyte Corp. *	1,004,003
13,300	Johnson & Johnson	1,241,555
57,900	Medtronic, PLC	3,875,826
13,800	Mylan NV *	555,588
43,100	Pfizer, Inc.	1,353,771
9,000	Thermo Fisher Scientific, Inc.	1,100,520
11,075	Zimmer Holdings, Inc.	1,040,275

		21,174,121

Industrial Services - 0.8%
15,400	Schlumberger, Ltd.	1,062,138

Process Industries - 2.3%
22,800	Ecolab, Inc.	2,501,616
6,300	Praxair, Inc.	641,718

		3,143,334

Producer Manufacturing - 6.9%
13,800	3M Co.	1,956,426
4,800	Caterpillar, Inc.	313,728
3,888	Danaher Corp.	331,296
13,700	Delphi Automotive, PLC	1,041,748
6,900	General Dynamics Corp.	951,855
21,075	Honeywell International, Inc.	1,995,592
12,900	Illinois Tool Works, Inc.	1,061,799
14,800	Raytheon Co.	1,617,048

		9,269,492

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
Retail Trade - 9.2%
33,200	CVS Health Corp.	3,203,136
14,900	Dick’s Sporting Goods, Inc.	739,189
29,900	Home Depot, Inc.	3,453,151
13,600	Macy’s, Inc.	697,952
15,300	Target Corp.	1,203,498
27,400	TJX Cos., Inc.	1,956,908
16,400	Wal-Mart Stores, Inc.	1,063,376

		12,317,210

Technology Services - 19.1%
21,400	Accenture, PLC	2,102,764
35,600	Adobe Systems, Inc. *	2,927,032
12,200	ANSYS, Inc. *	1,075,308
33,000	Cognizant Technology Solutions Corp. *	2,066,130
29,300	Facebook, Inc. *	2,634,070
5,050	Google, Inc.-Class A *	3,223,768
5,966	Google, Inc.-Class C *	3,629,834
78,500	Microsoft Corp.	3,474,410
54,100	Oracle Corp.	1,954,092
1,925	priceline.com, Inc. *	2,380,956

		25,468,364

Quantity	Name of Issuer	Fair Value ($)
Transportation - 4.0%

36,200	Delta Air Lines, Inc.	1,624,294
7,100	FedEx Corp.	1,022,258
12,100	Ryder System, Inc.	895,884
9,700	Union Pacific Corp.	857,577
10,000	United Parcel Service, Inc.	986,900

		5,386,913

Total Common Stocks
(cost: $94,974,331)		132,249,382

Total Investments in Securities - 99.1%
(cost: $94,974,331)		132,249,382

Other Assets and Liabilities, net - 0.9%		1,153,823

Total Net Assets - 100.0%		$133,403,205

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

      PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	132,249,382	—	—	132,249,382

Total:	132,249,382	—	—	132,249,382

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2015 is included with the Fund’s schedule of investments.

At September 30, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Large Cap Growth	$41,076,607	($3,801,556)	$37,275,051	$94,974,331

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 19, 2015

By:	/s/Roger J. Sit

Roger J. Sit

Chairman

Date:	October 19, 2015